Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Allowance for credit losses of accounts receivable	$ 1,429	$ 1,764
Allowance for credit losses of prepayments and other current assets	10,667	11,069
Allowance for current expected credit losses of due from related parties	639	339
Allowance for current expected credit losses of Due from related parties	$ 0	$ 689
Common stock, shares issued	375,001,940	368,877,205
Common stock, shares outstanding	325,047,736	337,257,946
Treasury stock, shares	49,954,204	31,619,259
VIEs
Accounts payable, consolidated variable interest entities and VIE's subsidiaries without recourse	$ 23,398	$ 23,789
Due to related party, consolidated variable interest entities and VIE's subsidiaries without recourse	0	91
Contract liabilities and deferred income, current portion of the consolidated variable interest entities and VIE's subsidiaries without recourse	37,781	36,740
Income tax payable, consolidated variable interest entities and VIE's subsidiaries without recourse	3,342	2,451
Accrued liabilities and other payables, consolidated variable interest entities and VIE's subsidiaries without recourse	43,446	42,449
Bank borrowings, current, consolidated variable interest entities and VIE's subsidiaries without recourse	7,024	2,876
Lease liabilities, current portion of the consolidated VIE and its subsidiaries without recourse	283	18
Contract liabilities and deferred income, non-current portion of the consolidated variable interest entities and VIE's subsidiaries without recourse	876	845
Deferred Taxes Liabilities Consolidated Variable Interest Entities Without Recourse	687	930
Bank borrowings, consolidated variable interest entities and VIE's subsidiaries without recourse	24,750	17,291
Lease liabilities, non-current portion, consolidated variable interest entities and VIE's subsidiaries without recourse	$ 299	$ 7